Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Changes in value of derivative warrant liability
	Value	No. of Warrants
Balance at August 1, 2012 – Derivative warrant liability	$4,081,627	55,148,530
Additional warrants issued in August 2012 financing	624,797	9,375,000
Additional warrants issued in December 2012 financing	762,355	24,999,999
Additional warrants issued in June 2013 financing	1,189,744	40,833,335
Additional warrants from price protection features of existing warrants	7,484,550	236,219,094
Exercise of warrants	(5,629,130)	(145,888,421)
Decrease in fair value of derivative warrant liability	(3,279,650)	n/a
Balance at July 31, 2013 – Derivative warrant liability	$5,234,293	220,687,537
Exercise of warrants	(47,842)	(2,166,666)
Decrease in fair value of derivative warrant liability	(1,048,859)	n/a
Balance at October 31, 2013 – Derivative warrant liability	$4,137,592	218,520,871

The following summarizes the changes in the value of the derivative warrant liability from August 1, 2011 until July 31, 2013:

	Value	No. of Warrants
Balance at August 1, 2011 – Derivative warrant liability	$ 8,745,508	80,234,017
Exercise of warrants classified as derivative liability	(7,230,734)	(49,863,260)
Additional warrants issued in February 2012 financing	1,811,746	13,333,333
Additional warrants from price protection features of existing warrants	1,548,813	11,444,440
Decrease in fair value of derivative warrant liability	(793,706)	n/a
Balance at July 31, 2012 – Derivative warrant liability	$ 4,081,627	55,148,530
Additional warrants issued in August 2012 financing	624,797	9,375,000
Additional warrants issued in December 2012 financing	762,355	24,999,999
Additional warrants issued in June 2013 financing	1,189,744	40,833,335
Additional warrants from price protection features of existing warrants	7,484,550	236,219,094
Exercise of warrants	(5,629,130)	(145,888,421)
Decrease in fair value of derivative warrant liability	(3,279,650)	n/a
Balance at July 31, 2013 – Derivative warrant liability	$ 5,234,293	220,687,537

Fair Value Assumptions Used in Accounting for Derivative Warrant Liability
	October 31, 2013	July 31, 2013
Current exercise price	$0.03	$0.03
Time to expiration	3.2 years	3.5 years
Risk-free interest rate	0.57%	0.49%
Estimated volatility	81%	85%
Dividend	-0-	-0-
Stock price at period end date	$0.03	$0.035

The key inputs used in the July 31, 2013 and July 31, 2012 fair value calculations were as follows:

	July 31, 2013	July 31, 2012

Current exercise price	$0.03	$0.15
Time to expiration	3.5 years	3.9 years
Risk-free interest rate	0.49%	0.45%
Estimated volatility	85%	104%
Dividend	-0-	-0-
Stock price at period end date	$0.035	$0.093

Fair Value Assumptions Used in Accounting for Derivative Additional Investment Rights Liability
	October 31, 2013	July 31, 2013
Underlying number of units of convertible preferred stock	1,225	1,225
Underlying number of units of warrants	40,833,335	40,833,335
Current exercise price of warrants	$0.03	$0.03
Current conversion price of preferred stock	$0.03	$0.03
Time to expiration	0.63 years	0.88 years
Risk-free interest rate	0.09%	0.11%
Estimated volatility	51%	114%
Dividend	-0-	-0-
Stock price at period end date	$0.03	$0.035

The key inputs used in the fair value calculation at July 31, 2013 were as follows:

July 31, 2013

Underlying number of units of convertible preferred stock	1,225
Underlying number of warrants	40,833,335
Current exercise price of warrants	$0.03
Current conversion price of preferred stock	$0.03
Time to expiration	0.88 years
Risk-free interest rate	0.11%
Estimated volatility	114%
Dividend	-0-
Stock price	$0.035